CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares [Member]	Treasury stock [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 477,171,487	$ (513,137)	$ 8,229,330	$ (469,975,148)	$ 51,233,248	$ 66,145,780	$ 0	$ 66,145,780
Balance (in shares) at Dec. 31, 2016	202,478,702	1,451,700
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	$ 0	$ 0	0	34,457,538	0	34,457,538	0	34,457,538
Release of translation difference due to disposal of discontinued operation	0	0	0	0	(64,984,682)	(64,984,682)	0	(64,984,682)
Other comprehensive income (loss), net of tax	0	0	0	0	11,513,216	11,513,216	0	(53,471,466)
Issuance of common shares	$ 42,480,000	$ 0	0	0	0	42,480,000	0	42,480,000
Issuance of common shares (in shares)	180,000,000	0
Share-based compensation	$ 0	$ 0	870,618	0	0	870,618	0	870,618
Share exercised by employee	$ 87,500	$ 0	(87,500)	0	0	0	0	$ 0
Share exercised by employee (in shares)	0	0						0
Cancellation of shares	$ (513,137)	$ 513,137	0	0	0	0	0	$ 0
Cancellation of shares (in shares)	(1,451,700)	(1,451,700)
Balance at Dec. 31, 2017	$ 519,225,850	$ 0	9,012,448	(435,517,610)	(2,238,218)	90,482,470	0	90,482,470
Balance (in shares) at Dec. 31, 2017	381,027,002	0
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	$ 0	$ 0	0	1,759,711	0	1,759,711	3,336,769	5,096,480
Capital injection from non-controlling interests	0	0	0	(626,520)	0	(626,520)	30,945,469	30,318,949
Release of translation difference due to disposal of discontinued operation								0
Other comprehensive income (loss), net of tax	0	0	0	0	(2,255,094)	(2,255,094)	(286,456)	(2,541,550)
Share-based compensation	0	0	439,071	0	0	439,071	0	439,071
Share exercised by employee	$ 87,500	$ 0	(87,500)	0	0	0	0	$ 0
Share exercised by employee (in shares)	0	0						0
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606	$ 0	$ 0	0	869,985	0	869,985	0	$ 869,985
Balance at Dec. 31, 2018	$ 519,313,350	$ 0	9,364,019	(433,514,434)	(4,493,312)	90,669,623	33,995,782	124,665,405
Balance (in shares) at Dec. 31, 2018	381,027,002	0
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	$ 0	$ 0	0	(8,831,223)	0	(8,831,223)	(2,848,932)	(11,680,155)
Capital injection from non-controlling interests	0	0	0	0	0	0	13,092,105	13,092,105
Release of translation difference due to disposal of discontinued operation								0
Other comprehensive income (loss), net of tax	0	0	0	0	1,634,566	1,634,566	(1,408,552)	226,014
Issuance of common shares	$ 10,894,890	0	0	0	0	10,894,890	0	10,894,890
Issuance of common shares (in shares)	100,000,000
Share-based compensation	$ 0	$ 0	348,916	0	0	348,916	0	$ 348,916
Share exercised by employee (in shares)	0	0						0
Balance at Dec. 31, 2019	$ 530,208,240	$ 0	$ 9,712,935	$ (442,345,657)	$ (2,858,746)	$ 94,716,772	$ 42,830,403	$ 137,547,175
Balance (in shares) at Dec. 31, 2019	481,027,002	0